Stock Options and Restricted Shares	12 Months Ended
Mar. 31, 2021
Stock Options And Restricted Shares [Abstract]
STOCK OPTIONS AND RESTRICTED SHARES
17.	STOCK OPTIONS AND RESTRICTED SHARES

The Group has adopted the “2010 Stock Option and Restricted Stock Plan” (the “2010 Option Plan”). The 2010 Option Plan is administered by the Compensation Committee appointed by the Board of Directors, which determines the terms of the options granted, including the exercise price, the number of common shares subject to the option and the option’s exercisability. Unless otherwise specified by the Compensation Committee, the maximum term of options granted under the 2010 Option Plan is five years.

Under the 2010 Option Plan, the Group is authorized to grant options, and to issue restricted shares, for a total of 600,000 shares. On August 8, 2019, the Board of Directors of the Company granted awards for a total of 585,000 shares of stock options and restricted shares under the Company’s 2010 Option Plan. The awards consisted of 160,000 non-qualified share options to 20 key employees, 250,000 non-qualified share options to 7 directors of the Company, including 60,000 options to the Company’s Chief Executive Officer and Chairman of the Board, and 175,000 restricted shares to 12 managers and key employees.

The stock options are fully vested, have a five-year term, and an exercise price of $1.97 (the closing price of the Company’s common stock on August 7, 2019). The restricted shares granted will vest in five years, on August 8, 2024. In the event that any recipient’s employment with the Company or its subsidiaries is terminated before August 8, 2024, the Company will have the right to repurchase the restricted shares at a price of $0.01 per share.

On June 20, 2020, the Board of Directors of the Company granted awards for a total of 40,000 shares options to two directors under the Company’s 2010 Option Plan.

On June 20, 2020, the Group has adopted the “2020 Stock Option and Restricted Stock Plan” (the “2020 Option Plan”). Under the 2020 Option Plan, the Company is authorized to grant options, and to issue restricted shares, for a total of 500,000 shares. The 2020 Option Plan is administered by the Compensation Committee appointed by the Board of Directors, which determines the terms of the options granted, including the exercise price, the number of common shares subject to the option and the option’s exercisability. Unless otherwise specified by the Compensation Committee, the maximum term of options granted under the 2020 Option Plan is five years.

No options have been granted under the 2020 Option Plan.

On January 4, 2021, the Board of Directors granted awards for a total of 15,000 restricted shares at share price $4.12 to three consultants (5,000 restricted shares to each consultant) based in Germany under the 2020 Option Plan. The number of restricted shares to be vested will be based on the aggregate amount of qualified revenues brought by the consultants to the Group during the 3-year vesting period from January 4, 2021 to January 4, 2024.

Stock Options Issued to Directors and Key Employees

For the year ended March 31, 2020, 410,000 stock options were granted by the Company. The fair value of options granted to employees and directors in fiscal year 2020 was $0.33 per stock option, which was estimated on the date of grant using the Black-Scholes Option Valuation Model:

2020
Stock price	$1.97
Risk-free interest rate	1.66%
Expected life	2.5 years
Expected volatility	41.83%
Expected dividend yield	8%

For the year ended March 31, 2021, 40,000 stock options were granted by the Company. The fair value of options granted to directors in fiscal year 2021 was $0.66 per stock option. It was estimated on the date of grant using the Black-Scholes Option Valuation Model:

2021
Stock price	$2.42
Risk-free interest rate	0.22%
Expected life	2.5 years
Expected volatility	53.56%
Expected dividend yield	8%

The expected volatility was based on the volatilities of the Company’s listed common stocks in the United States and other relevant market information. The risk-free interest rate is based on the U.S. Treasury yield curve in effect at the date of grant. The dividend yield assumption is based on the Group’s history and expectation of dividend payouts. The expected life of employee stock options represents the weighted-average period the stock options are expected to remain outstanding.

For the year ended March 31, 2020 and 2021, compensation expense of $135 and $20 was included in selling, general and administrative expenses, respectively.

There was no unrecognized compensation cost related to non-vested stock options granted under the 2010 Option Plan, nor non-vested stock options as at March 31, 2020 and 2021.

A summary of stock option activity during the years ended March 31, 2020 and 2021 is as follows:

	Number of stock options	Weighted average exercise price	Weighted average remaining contractual life (years)
Outstanding as of April 1, 2019	-	-	-
Granted	410,000	1.97	-
Exercised	-	-	-
Cancelled	(25,000)	-	-
Outstanding as of March 31, 2020	385,000	1.97	4.36

Granted	40,000	2.42	-
Exercised	(40,000)	-	-
Cancelled	(20,000)	-	-
Outstanding as of March 31, 2021	365,000	1.97	3.36
Exercisable as of March 31, 2020	385,000	1.97	4.36
Exercisable as of March 31, 2021	365,000	1.97	3.36

The aggregate intrinsic values of the stock options outstanding as of March 31, 2020 and 2021 were $23 and $642, respectively. The intrinsic values of the stock options at March 31, 2020 and 2021 are the amount by which the market value of the Company’s common stock of $2.03 and $3.73 as of March 31, 2020 and 2021, respectively, exceeds the exercise price of the option.

Restricted Shares Issued to Key Employees and Consultants

For the year ended March 31, 2020, 175,000 restricted shares were granted to key employees under the 2010 Option Plan. The restricted shares will vest in five years. In the event that any recipient’s employment with the Group is terminated before August 8, 2024, the Company will have the right to repurchase the restricted shares at a price of $0.01 per share.

For the year ended March 31, 2021, a total of 15,000 restricted shares were granted to three consultants under the 2020 Option Plan. The number of restricted shares to be vested will be based on the aggregate amount of qualified revenues brought by the consultants to the Group during the 3-year vesting period from January 4, 2021 to January 4, 2024. On condition that the qualified revenues at the end of the vesting period do not meet the pre-agreed target, the number of restricted shares to be vested will be in proportion to the actual qualified revenues to the pre-agreed target. The fair value of these shares was $4.12 based on the stock price per share on January 4, 2021, the date the awards were determined by the Compensation Committee of the Board.

The restricted shares granted under the 2010 Option Plan and the 2020 Option Plan resulted in a compensation expense of $46 and $73 for the years ended March 31, 2020 and 2021 respectively, which is included in selling, general and administrative expenses.

As of March 31, 2020 and 2021, there were respectively $299 and $287 unrecognized compensation cost related to non-vested restricted shares granted under the 2010 Option Plan and the 2020 Option Plan. The cost was expected to be recognized over a weighted-average period of 4.36 and 3.36 years respectively.

As of March 31, 2020 and 2021, the Company has the right to repurchase 175,000 and 190,000 restricted shares respectively at a price of $0.01 per share when restricted shares be forfeited and reconveyed to the Company.